NORTHERN LIGHTS FUND TRUST

October 28, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Ginkgo Multi-Strategy Fund
PSI All Asset Fund
PSI Total Return Fund
PSI Strategic Growth Fund
PSI Tactical Growth Fund
PSI Calendar Effects Fund
Power Income Fund
Power Dividend Index Fund
Altegris Futures Evolution Strategy Fund
Altegris Macro Strategy Fund
Altegris Managed Futures Strategy Fund
Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Post-Effective Amendment No. 882, 883, 884, 885, and 886 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Ginkgo Multi-Strategy Fund, PSI All Asset Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth Fund, PSI Calendar Effects Fund, Power Income Fund, Power Dividend Index Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Managed Futures Strategy Fund, Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ginkgo Multi-Strategy Fund	882	0001580642-16-011706	October 27, 2016
PSI All Asset Fund	883	0001580642-16-011715	October 27, 2016
PSI Total Return Fund	883	0001580642-16-011715	October 27, 2016
PSI Strategic Growth Fund	883	0001580642-16-011715	October 27, 2016
PSI Tactical Growth Fund	883	0001580642-16-011715	October 27, 2016
PSI Calendar Effects Fund	883	0001580642-16-011715	October 27, 2016
Power Income Fund	884	0001580642-16-011717	October 27, 2016
Power Dividend Index Fund	884	0001580642-16-011717	October 27, 2016
Altegris Futures Evolution Strategy Fund	885	0001580642-16-011718	October 27, 2016
Altegris Macro Strategy Fund	885	0001580642-16-011718	October 27, 2016
Altegris Managed Futures Strategy Fund	885	0001580642-16-011718	October 27, 2016
Ladenburg Income Fund	886	0001580642-16-011720	October 27, 2016
Ladenburg Income & Growth Fund	886	0001580642-16-011720	October 27, 2016
Ladenburg Growth & Income Fund	886	0001580642-16-011720	October 27, 2016
Ladenburg Growth Fund	886	0001580642-16-011720	October 27, 2016
Ladenburg Aggressive Growth Fund	886	0001580642-16-011720	October 27, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Assistant Secretary